Shareholder Report		6 Months Ended
	May 01, 2024	Oct. 31, 2024 USD ($) Holding
Shareholder Report [Line Items]
Document Type		N-CSRS
Amendment Flag		false
Registrant Name		ALLSPRING MASTER TRUST
Entity Central Index Key		0001087961
Entity Investment Company Type		N-1A
Document Period End Date		Oct. 31, 2024
C000020606
Shareholder Report [Line Items]
Fund Name		Large Cap Value Portfolio
No Trading Symbol [Flag]		true
Annual or Semi-Annual Statement [Text Block]		This semi-annual shareholder report contains important information about Large Cap Value Portfolio for the period of May 1, 2024 to October 31, 2024.
Shareholder Report Annual or Semi-Annual		Semi-Annual Shareholder Report
Additional Information [Text Block]		You can find additional information about the Funds that invest in this Portfolio at allspringglobal.com.
Additional Information Website		allspringglobal.com
Expenses [Text Block]

What were the Portfolio costs for the past 6 months?

The table explains the costs you would have paid within the reporting period based on a hypothetical $10,000 investment.

CLASS NAME	COSTS OF A $10,000 INVESTMENT	COSTS PAID AS A % OF A $10,000 INVESTMENT
Large Cap Value Portfolio	$30	0.57%Footnote Reference1
Footnote	Description
Footnote[1]	Annualized

Expenses Paid, Amount		$ 30
Expense Ratio, Percent		0.57%
AssetsNet		$ 230,896,120
Holdings Count | Holding		46
Advisory Fees Paid, Amount		$ 622,215
InvestmentCompanyPortfolioTurnover		15.00%
Additional Fund Statistics [Text Block]

KEY PORTFOLIO STATISTICS

Total net assets	$230,896,120
# of portfolio holdings	46
Portfolio turnover rate	15%
Total advisory fees paid	$622,215

Holdings [Text Block]

SECTOR ALLOCATION (% OF LONG-TERM INVESTMENTS)

Financials	21.5
Industrials	16.7
Health care	13.7
Information technology	10.6
Consumer staples	8.8
Energy	6.7
Real estate	5.4
Consumer discretionary	5.3
Materials	4.2
Communication services	4.0
Utilities	3.1

Largest Holdings [Text Block]

TOP TEN HOLDINGS (% OF NET ASSETS)

Alphabet, Inc. Class C	4.0
Canadian Pacific Kansas City Ltd.	3.7
Berkshire Hathaway, Inc. Class B	3.6
Citigroup, Inc.	3.6
CBRE Group, Inc. Class A	3.5
AerCap Holdings NV	3.4
Intercontinental Exchange, Inc.	3.1
NextEra Energy, Inc.	3.0
Labcorp Holdings, Inc.	3.0
Bank of America Corp.	3.0

Material Fund Change [Text Block]
C000020629
Shareholder Report [Line Items]
Fund Name		Core Bond Portfolio
No Trading Symbol [Flag]		true
Annual or Semi-Annual Statement [Text Block]		This semi-annual shareholder report contains important information about Core Bond Portfolio for the period of May 1, 2024 to October 31, 2024.
Shareholder Report Annual or Semi-Annual		Semi-Annual Shareholder Report
Additional Information [Text Block]		You can find additional information about the Funds that invest in this Portfolio at allspringglobal.com.
Additional Information Website		allspringglobal.com
Expenses [Text Block]

What were the Portfolio costs for the past 6 months?

The table explains the costs you would have paid within the reporting period based on a hypothetical $10,000 investment.

CLASS NAME	COSTS OF A $10,000 INVESTMENT	COSTS PAID AS A % OF A $10,000 INVESTMENT
Core Bond Portfolio	$17	0.33%Footnote Reference1
Footnote	Description
Footnote[1]	Annualized

Expenses Paid, Amount		$ 17
Expense Ratio, Percent		0.33%
AssetsNet		$ 5,269,440,511
Holdings Count | Holding		1,057
Advisory Fees Paid, Amount		$ 8,511,576
InvestmentCompanyPortfolioTurnover		188.00%
Additional Fund Statistics [Text Block]

KEY PORTFOLIO STATISTICS

Total net assets	$5,269,440,511
# of portfolio holdings	1,057
Portfolio turnover rate	188%
Total advisory fees paid	$8,511,576

Holdings [Text Block]

PORTFOLIO ALLOCATION (% OF TOTAL INVESTMENT)

Agency securities	42.7
U.S. Treasury securities	23.6
Corporate bonds and notes	20.5
Asset-backed securities	7.6
Yankee corporate bonds and notes	3.0
Non-agency mortgage-backed securities	1.4
Yankee government bonds	0.9
Municipal obligations	0.3

Largest Holdings [Text Block]

TOP TEN HOLDINGS (% OF NET ASSETS)

FNMA, 5.50%, 11-15-2054	3.2
U.S. Treasury Notes, 2.88%, 4-30-2029	2.2
U.S. Treasury Notes, 4.13%, 10-31-2029	2.0
U.S. Treasury Bonds, 1.88%, 2-15-2041	1.9
U.S. Treasury Bonds, 1.75%, 8-15-2041	1.7
FHLMC, 6.00%, 9-1-2054	1.7
GNMA, 6.50%, 11-15-2054	1.6
U.S. Treasury Bonds, 2.00%, 11-15-2041	1.5
U.S. Treasury Notes, 2.88%, 5-15-2028	1.4
U.S. Treasury Notes, 1.25%, 4-30-2028	1.3

Material Fund Change [Text Block]
C000248008
Shareholder Report [Line Items]
Fund Name		Macro Strategies Portfolio
No Trading Symbol [Flag]		true
Annual or Semi-Annual Statement [Text Block]		This semi-annual shareholder report contains important information about Macro Strategies Portfolio for the period of May 1, 2024 to October 31, 2024.
Shareholder Report Annual or Semi-Annual		Semi-Annual Shareholder Report
Additional Information [Text Block]		You can find additional information about the Funds that invest in this Portfolio at allspringglobal.com.
Additional Information Website		allspringglobal.com
Expenses [Text Block]

What were the Portfolio consolidated costs for the past 6 months?

The table explains the costs you would have paid within the reporting period based on a hypothetical $10,000 investment.

CLASS NAME	CONSOLIDATED COSTS OF A $10,000 INVESTMENT	COSTS PAID AS A % OF A $10,000 INVESTMENT
Macro Strategies Portfolio	$23	0.45%Footnote Reference1
Footnote	Description
Footnote[1]	Annualized

Expenses Paid, Amount		$ 23
Expense Ratio, Percent		0.45%
AssetsNet		$ 292,648,170
Holdings Count | Holding		179
Advisory Fees Paid, Amount		$ 560,638
InvestmentCompanyPortfolioTurnover		6.00%
Additional Fund Statistics [Text Block]

KEY PORTFOLIO STATISTICS

Consolidated Total net assets	$292,648,170
Consolidated # of portfolio holdings	179
Consolidated Portfolio turnover rate	6%
Consolidated Total advisory fees paid	$560,638

Holdings [Text Block]

CONSOLIDATED PORTFOLIO ALLOCATION

(% OF LONG-TERM INVESTMENT)

U.S. Treasury securities	76.7
Common stocks	23.3

Largest Holdings [Text Block]

CONSOLIDATED TOP TEN HOLDINGS (% OF NET ASSETS)

TIPS, 0.50%, 1-15-2028	2.4
TIPS, 2.00%, 1-15-2026	2.4
TIPS, 0.13%, 7-15-2031	2.4
TIPS, 0.75%, 2-15-2042	2.3
TIPS, 2.38%, 10-15-2028	2.2
TIPS, 3.63%, 4-15-2028	2.2
TIPS, 0.13%, 1-15-2032	2.2
TIPS, 0.13%, 1-15-2031	1.4
TIPS, 3.88%, 4-15-2029	1.3
TIPS, 0.13%, 10-15-2026	1.3

Material Fund Change [Text Block]
C000020599
Shareholder Report [Line Items]
Fund Name		Managed Fixed Income Portfolio
No Trading Symbol [Flag]		true
Annual or Semi-Annual Statement [Text Block]		This semi-annual shareholder report contains important information about Managed Fixed Income Portfolio for the period of May 1, 2024 to October 31, 2024.
Shareholder Report Annual or Semi-Annual		Semi-Annual Shareholder Report
Additional Information [Text Block]		You can find additional information about the Funds that invest in this Portfolio at allspringglobal.com.
Material Fund Change Notice [Text Block]		This report describes changes to the Portfolio that occurred either during or after the reporting period.
Additional Information Website		allspringglobal.com
Expenses [Text Block]

What were the Portfolio costs for the past 6 months?

The table explains the costs you would have paid within the reporting period based on a hypothetical $10,000 investment.

CLASS NAME	COSTS OF A $10,000 INVESTMENT	COSTS PAID AS A % OF A $10,000 INVESTMENT
Managed Fixed Income Portfolio	$20	0.39%Footnote Reference1
Footnote	Description
Footnote[1]	Annualized

Expenses Paid, Amount		$ 20
Expense Ratio, Percent		0.39%
Material Change Date	May 01, 2024
AssetsNet		$ 333,295,612
Holdings Count | Holding		555
Advisory Fees Paid, Amount		$ 583,060
InvestmentCompanyPortfolioTurnover		18.00%
Additional Fund Statistics [Text Block]

KEY PORTFOLIO STATISTICS

Total net assets	$333,295,612
# of portfolio holdings	555
Portfolio turnover rate	18%
Total advisory fees paid	$583,060

Holdings [Text Block]

PORTFOLIO ALLOCATION (% OF TOTAL INVESTMENT)

Corporate bonds and notes	33.1
Agency securities	26.3
U.S. Treasury securities	13.8
Asset-backed securities	9.7
Municipal obligations	8.5
Yankee corporate bonds and notes	4.6
Non-agency mortgage-backed securities	3.9
Yankee government bonds	0.1

Largest Holdings [Text Block]

TOP TEN HOLDINGS (% OF NET ASSETS)

FNMA, 2.50%, 1-1-2052	2.9
U.S. Treasury Bonds, 2.38%, 11-15-2049	2.0
U.S. Treasury Notes, 3.88%, 10-15-2027	2.0
FNMA, 4.50%, 1-1-2051	1.7
FNMA, 4.00%, 8-1-2051	1.5
U.S. Treasury Bonds, 4.13%, 8-15-2044	1.5
FNMA, 3.50%, 6-1-2052	1.4
U.S. Treasury Bonds, 1.38%, 11-15-2040	1.1
FNMA, 4.96%, 5-1-2029	1.0
SBA Small Business Investment Cos., Series 2022-10A Class 1, 2.94%, 3-10-2032	0.9

Material Fund Change [Text Block]

Significant portfolio changes

This is a summary of certain changes and planned changes to the portfolio since May 1, 2024.

At a meeting held on November 11-13, 2024, the Board of Trustees of the Fund approved the liquidation and termination of the Portfolio, which is expected to occur in the first quarter of 2025.

Material Fund Change Objectives [Text Block]		At a meeting held on November 11-13, 2024, the Board of Trustees of the Fund approved the liquidation and termination of the Portfolio, which is expected to occur in the first quarter of 2025.
Summary of Change Legend [Text Block]		This is a summary of certain changes and planned changes to the portfolio since May 1, 2024.
C000020607
Shareholder Report [Line Items]
Fund Name		Real Return Portfolio
No Trading Symbol [Flag]		true
Annual or Semi-Annual Statement [Text Block]		This semi-annual shareholder report contains important information about Real Return Portfolio for the period of May 1, 2024 to October 31, 2024.
Shareholder Report Annual or Semi-Annual		Semi-Annual Shareholder Report
Additional Information [Text Block]		You can find additional information about the Funds that invest in this Portfolio at allspringglobal.com.
Additional Information Website		allspringglobal.com
Expenses [Text Block]

What were the Portfolio consolidated costs for the past 6 months?

The table explains the consolidated costs you would have paid within the reporting period based on a hypothetical $10,000 investment.

CLASS NAME	CONSOLIDATED COSTS OF A $10,000 INVESTMENT	COSTS PAID AS A % OF A $10,000 INVESTMENT
Real Return Portfolio	$20	0.39%Footnote Reference1
Footnote	Description
Footnote[1]	Annualized

Expenses Paid, Amount		$ 20
Expense Ratio, Percent		0.39%
AssetsNet		$ 250,192,333
Holdings Count | Holding		443
Advisory Fees Paid, Amount		$ 380,195
InvestmentCompanyPortfolioTurnover		25.00%
Additional Fund Statistics [Text Block]

KEY PORTFOLIO STATISTICS

Consolidated Total net assets	$250,192,333
Consolidated # of portfolio holdings	443
Consolidated Portfolio turnover rate	25%
Consolidated Total advisory fees paid	$380,195

Holdings [Text Block]

PORTFOLIO ALLOCATION (% OF TOTAL INVESTMENT)

Common stocks	48.9
U.S. Treasury securities	32.7
Corporate bonds and notes	11.0
Investment companies	5.6
Yankee corporate bonds and notes	1.4
Loans	0.4

Largest Holdings [Text Block]

TOP TEN HOLDINGS (% OF NET ASSETS)

iShares J.P. Morgan USD Emerging Markets Bond ETF	3.3
TIPS, 0.13%, 4-15-2026	2.0
TIPS, 0.13%, 1-15-2030	1.9
TIPS, 1.38%, 7-15-2033	1.8
TIPS, 1.63%, 10-15-2027	1.7
TIPS, 0.13%, 7-15-2026	1.7
TIPS, 0.13%, 7-15-2030	1.7
TIPS, 0.63%, 1-15-2026	1.4
TIPS, 0.88%, 1-15-2029	1.1
Microsoft Corp.	1.0

Material Fund Change [Text Block]
C000020610
Shareholder Report [Line Items]
Fund Name		Small Company Growth Portfolio
No Trading Symbol [Flag]		true
Annual or Semi-Annual Statement [Text Block]		This semi-annual shareholder report contains important information about Small Company Growth Portfolio for the period of May 1, 2024 to October 31, 2024.
Shareholder Report Annual or Semi-Annual		Semi-Annual Shareholder Report
Additional Information [Text Block]		You can find additional information about the Funds that invest in this Portfolio at allspringglobal.com.
Material Fund Change Notice [Text Block]		This report describes changes to the Portfolio that occurred either during or after the reporting period.
Additional Information Website		allspringglobal.com
Expenses [Text Block]

What were the Portfolio costs for the past 6 months?

The table explains the costs you would have paid within the reporting period based on a hypothetical $10,000 investment.

CLASS NAME	COSTS OF A $10,000 INVESTMENT	COSTS PAID AS A % OF A $10,000 INVESTMENT
Small Company Growth Portfolio	$43	0.83%Footnote Reference1
Footnote	Description
Footnote[1]	Annualized

Expenses Paid, Amount		$ 43
Expense Ratio, Percent		0.83%
Material Change Date	May 01, 2024
AssetsNet		$ 556,562,099
Holdings Count | Holding		127
Advisory Fees Paid, Amount		$ 2,236,774
InvestmentCompanyPortfolioTurnover		22.00%
Additional Fund Statistics [Text Block]

KEY PORTFOLIO STATISTICS

Total net assets	$556,562,099
# of portfolio holdings	127
Portfolio turnover rate	22%
Total advisory fees paid	$2,236,774

Holdings [Text Block]

SECTOR ALLOCATION (% OF LONG-TERM INVESTMENTS)

Industrials	24.1
Health care	23.2
Information technology	22.2
Financials	12.8
Consumer discretionary	9.4
Consumer staples	3.4
Materials	2.3
Energy	1.5
Real estate	0.7
Communication services	0.4

Largest Holdings [Text Block]

TOP TEN HOLDINGS (% OF NET ASSETS)

PTC, Inc.	1.8
ICF International, Inc.	1.6
Element Solutions, Inc.	1.5
Baldwin Insurance Group, Inc. Class A	1.5
SS&C Technologies Holdings, Inc.	1.4
Avantor, Inc.	1.4
Box, Inc. Class A	1.4
KBR, Inc.	1.3
Stifel Financial Corp.	1.3
Performance Food Group Co.	1.3

Material Fund Change [Text Block]

Significant portfolio changes

This is a summary of certain changes and planned changes to the portfolio since May 1, 2024.

Effective December 31, 2024, William A. Grierson, CFA, will no longer serve as a portfolio manager to the Portfolio.

Material Fund Change Adviser [Text Block]		Effective December 31, 2024, William A. Grierson, CFA, will no longer serve as a portfolio manager to the Portfolio.
Summary of Change Legend [Text Block]		This is a summary of certain changes and planned changes to the portfolio since May 1, 2024.
C000020611
Shareholder Report [Line Items]
Fund Name		Small Company Value Portfolio
No Trading Symbol [Flag]		true
Annual or Semi-Annual Statement [Text Block]		This semi-annual shareholder report contains important information about Small Company Value Portfolio for the period of May 1, 2024 to October 31, 2024.
Shareholder Report Annual or Semi-Annual		Semi-Annual Shareholder Report
Additional Information [Text Block]		You can find additional information about the Funds that invest in this Portfolio at allspringglobal.com.
Additional Information Website		allspringglobal.com
Expenses [Text Block]

What were the Portfolio costs for the past 6 months?

The table explains the costs you would have paid within the reporting period based on a hypothetical $10,000 investment.

CLASS NAME	COSTS OF A $10,000 INVESTMENT	COSTS PAID AS A % OF A $10,000 INVESTMENT
Small Company Value Portfolio	$39	0.74%Footnote Reference1
Footnote	Description
Footnote[1]	Annualized

Expenses Paid, Amount		$ 39
Expense Ratio, Percent		0.74%
AssetsNet		$ 713,455,046
Holdings Count | Holding		160
Advisory Fees Paid, Amount		$ 2,628,528
InvestmentCompanyPortfolioTurnover		61.00%
Additional Fund Statistics [Text Block]

KEY PORTFOLIO STATISTICS

Total net assets	$713,455,046
# of portfolio holdings	160
Portfolio turnover rate	61%
Total advisory fees paid	$2,628,528

Holdings [Text Block]

SECTOR ALLOCATION (% OF LONG-TERM INVESTMENTS)

Financials	27.9
Industrials	21.3
Consumer discretionary	11.8
Health care	8.4
Real estate	6.8
Information technology	6.7
Energy	6.3
Materials	5.7
Consumer staples	3.1
Communication services	1.1
Utilities	0.8
Other	0.1

Largest Holdings [Text Block]

TOP TEN HOLDINGS (% OF NET ASSETS)

Piper Sandler Cos.	1.4
Stifel Financial Corp.	1.4
Wintrust Financial Corp.	1.4
Ameris Bancorp	1.4
Unum Group	1.3
Synovus Financial Corp.	1.3
Atlantic Union Bankshares Corp.	1.3
Jackson Financial, Inc. Class A	1.3
Walker & Dunlop, Inc.	1.3
FB Financial Corp.	1.3

Material Fund Change [Text Block]
C000020605
Shareholder Report [Line Items]
Fund Name		Disciplined International Developed Markets Portfolio
No Trading Symbol [Flag]		true
Annual or Semi-Annual Statement [Text Block]		This semi-annual shareholder report contains important information about Disciplined International Developed Markets Portfolio for the period of May 1, 2024 to October 31, 2024.
Shareholder Report Annual or Semi-Annual		Semi-Annual Shareholder Report
Additional Information [Text Block]		You can find additional information about the Funds that invest in this Portfolio at allspringglobal.com.
Additional Information Website		allspringglobal.com
Expenses [Text Block]

What were the Portfolio costs for the past 6 months?

The table explains the costs you would have paid within the reporting period based on a hypothetical $10,000 investment.

CLASS NAME	COSTS OF A $10,000 INVESTMENT	COSTS PAID AS A % OF A $10,000 INVESTMENT
Disciplined International Developed Markets Portfolio	$15	0.30%Footnote Reference1
Footnote	Description
Footnote[1]	Annualized

Expenses Paid, Amount		$ 15
Expense Ratio, Percent		0.30%
AssetsNet		$ 279,294,295
Holdings Count | Holding		393
Advisory Fees Paid, Amount		$ 373,067
InvestmentCompanyPortfolioTurnover		19.00%
Additional Fund Statistics [Text Block]

KEY PORTFOLIO STATISTICS

Total net assets	$279,294,295
# of portfolio holdings	393
Portfolio turnover rate	19%
Total advisory fees paid	$373,067

Holdings [Text Block]

TOP FIVE HOLDINGS (% OF LONG-TERM INVESTMENTS)

Novo Nordisk AS	2.1
ASML Holding NV	1.6
Novartis AG	1.6
Nestle SA	1.5
SAP SE	1.4

SECTOR ALLOCATION (% OF LONG-TERM INVESTMENTS)

Financials	20.9
Industrials	17.4
Health care	13.7
Consumer discretionary	11.2
Information technology	8.6
Consumer staples	8.3
Materials	6.3
Communication services	4.5
Utilities	3.4
Energy	3.4
Real estate	2.3

Largest Holdings [Text Block]

COUNTRY ALLOCATION (% OF LONG-TERM INVESTMENTS)

Japan	22.6
United Kingdom	13.6
France	10.9
Switzerland	10.3
Germany	8.0
Australia	7.5
Netherlands	5.6
Spain	3.5
Sweden	3.3
Denmark	3.3
Other	11.4

C000200587
Shareholder Report [Line Items]
Fund Name		Disciplined Large Cap Portfolio
No Trading Symbol [Flag]		true
Annual or Semi-Annual Statement [Text Block]		This semi-annual shareholder report contains important information about Disciplined Large Cap Portfolio for the period of May 1, 2024 to October 31, 2024.
Shareholder Report Annual or Semi-Annual		Semi-Annual Shareholder Report
Additional Information [Text Block]		You can find additional information about the Funds that invest in this Portfolio at allspringglobal.com.
Additional Information Website		allspringglobal.com
Expenses [Text Block]

What were the Portfolio costs for the past 6 months?

The table explains the costs you would have paid within the reporting period based on a hypothetical $10,000 investment.

CLASS NAME	COSTS OF A $10,000 INVESTMENT	COSTS PAID AS A % OF A $10,000 INVESTMENT
Disciplined Large Cap Portfolio	$16	0.29%Footnote Reference1
Footnote	Description
Footnote[1]	Annualized

Expenses Paid, Amount		$ 16
Expense Ratio, Percent		0.29%
AssetsNet		$ 332,309,473
Holdings Count | Holding		216
Advisory Fees Paid, Amount		$ 436,926
InvestmentCompanyPortfolioTurnover		11.00%
Additional Fund Statistics [Text Block]

KEY PORTFOLIO STATISTICS

Total net assets	$332,309,473
# of portfolio holdings	216
Portfolio turnover rate	11%
Total advisory fees paid	$436,926

Holdings [Text Block]

SECTOR ALLOCATION (% OF LONG-TERM INVESTMENTS)

Information technology	29.4
Financials	14.5
Health care	11.3
Communication services	9.6
Consumer discretionary	9.5
Industrials	9.4
Consumer staples	5.7
Energy	3.2
Real estate	2.9
Utilities	2.5
Materials	2.0

Largest Holdings [Text Block]

TOP TEN HOLDINGS (% OF NET ASSETS)

Apple, Inc.	6.1
NVIDIA Corp.	5.8
Microsoft Corp.	5.7
Amazon.com, Inc.	3.4
Meta Platforms, Inc. Class A	2.7
Alphabet, Inc. Class C	2.0
Broadcom, Inc.	1.8
Alphabet, Inc. Class A	1.7
JPMorgan Chase & Co.	1.5
Berkshire Hathaway, Inc. Class B	1.4

Material Fund Change [Text Block]
C000098532
Shareholder Report [Line Items]
Fund Name		Diversified Large Cap Growth Portfolio
No Trading Symbol [Flag]		true
Annual or Semi-Annual Statement [Text Block]		This semi-annual shareholder report contains important information about Diversified Large Cap Growth Portfolio for the period of May 1, 2024 to October 31, 2024.
Shareholder Report Annual or Semi-Annual		Semi-Annual Shareholder Report
Additional Information [Text Block]		You can find additional information about the Funds that invest in this Portfolio at allspringglobal.com.
Material Fund Change Notice [Text Block]		This report describes changes to the Portfolio that occurred either during or after the reporting period.
Additional Information Website		allspringglobal.com
Expenses [Text Block]

What were the Portfolio costs for the past 6 months?

The table explains the costs you would have paid within the reporting period based on a hypothetical $10,000 investment.

CLASS NAME	COSTS OF A $10,000 INVESTMENT	COSTS PAID AS A % OF A $10,000 INVESTMENT
Diversified Large Cap Growth Portfolio	$33	0.60%Footnote Reference1
Footnote	Description
Footnote[1]	Annualized

Expenses Paid, Amount		$ 33
Expense Ratio, Percent		0.60%
Material Change Date	May 01, 2024
AssetsNet		$ 124,824,697
Holdings Count | Holding		125
Advisory Fees Paid, Amount		$ 322,043
InvestmentCompanyPortfolioTurnover		28.00%
Additional Fund Statistics [Text Block]

KEY PORTFOLIO STATISTICS

Total net assets	$124,824,697
# of portfolio holdings	125
Portfolio turnover rate	28%
Total advisory fees paid	$322,043

Holdings [Text Block]

SECTOR ALLOCATION (% OF LONG-TERM INVESTMENTS)

Information technology	38.6
Consumer discretionary	12.5
Communication services	12.0
Health care	11.2
Financials	10.3
Industrials	9.3
Consumer staples	1.7
Energy	1.7
Real estate	1.2
Materials	1.2
Utilities	0.3

Largest Holdings [Text Block]

TOP TEN HOLDINGS (% OF NET ASSETS)

Microsoft Corp.	7.4
NVIDIA Corp.	6.8
Apple, Inc.	5.0
Amazon.com, Inc.	4.6
Meta Platforms, Inc. Class A	4.0
Eli Lilly & Co.	2.1
Arista Networks, Inc.	1.9
Alphabet, Inc. Class A	1.6
ServiceNow, Inc.	1.5
Intuitive Surgical, Inc.	1.5

Material Fund Change [Text Block]

Significant portfolio changes

This is a summary of certain changes and planned changes to the portfolio since May 1, 2024.

At a meeting held on November 11-13, 2024, the Board of Trustees of the Fund approved the liquidation and termination of the Portfolio, which is expected to occur in the first quarter of 2025.

Material Fund Change Objectives [Text Block]		At a meeting held on November 11-13, 2024, the Board of Trustees of the Fund approved the liquidation and termination of the Portfolio, which is expected to occur in the first quarter of 2025.
Summary of Change Legend [Text Block]		This is a summary of certain changes and planned changes to the portfolio since May 1, 2024.
C000020613
Shareholder Report [Line Items]
Fund Name		Large Company Value Portfolio
No Trading Symbol [Flag]		true
Annual or Semi-Annual Statement [Text Block]		This semi-annual shareholder report contains important information about Large Company Value Portfolio for the period of May 1, 2024 to October 31, 2024.
Shareholder Report Annual or Semi-Annual		Semi-Annual Shareholder Report
Additional Information [Text Block]		You can find additional information about the Funds that invest in this Portfolio at allspringglobal.com.
Additional Information Website		allspringglobal.com
Expenses [Text Block]

What were the Portfolio costs for the past 6 months?

The table explains the costs you would have paid within the reporting period based on a hypothetical $10,000 investment.

CLASS NAME	COSTS OF A $10,000 INVESTMENT	COSTS PAID AS A % OF A $10,000 INVESTMENT
Large Company Value Portfolio	$21	0.40%Footnote Reference1
Footnote	Description
Footnote[1]	Annualized

Expenses Paid, Amount		$ 21
Expense Ratio, Percent		0.40%
AssetsNet		$ 175,461,277
Holdings Count | Holding		117
Advisory Fees Paid, Amount		$ 296,874
InvestmentCompanyPortfolioTurnover		96.00%
Additional Fund Statistics [Text Block]

KEY PORTFOLIO STATISTICS

Total net assets	$175,461,277
# of portfolio holdings	117
Portfolio turnover rate	96%
Total advisory fees paid	$296,874

Holdings [Text Block]

SECTOR ALLOCATION (% OF LONG-TERM INVESTMENTS)

Financials	22.4
Health care	15.7
Industrials	13.2
Consumer staples	8.1
Information technology	7.3
Consumer discretionary	6.7
Communication services	6.5
Utilities	5.4
Energy	5.2
Materials	4.8
Real estate	4.7

Largest Holdings [Text Block]

TOP TEN HOLDINGS (% OF NET ASSETS)

Citigroup, Inc.	2.6
Equinix, Inc.	2.4
CRH PLC	2.3
Allstate Corp.	2.2
Comcast Corp. Class A	2.2
Trane Technologies PLC	2.2
Cintas Corp.	2.1
Progressive Corp.	2.0
PG&E Corp.	2.0
Charles Schwab Corp.	2.0

Material Fund Change [Text Block]